Share-Based Compensation - Schedule of Stock Option Activity (Details) (10-K) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Options Outstanding, Balance Beginning	377,227	166,385
Options Outstanding, Grants of stock options	11,032,732	295,810	307,021
Options Outstanding, Cancelled stock options	(81,962)	(84,968)	(140,636)
Options Outstanding, Balance Ending	11,327,991	377,227	166,385
Weighted-Average Exercise Price, Balance Beginning	$ 1.86	$ 3.45
Weighted-Average Exercise Price, Grants of stock options	0.03	1.09	3.71
Weighted-Average Exercise Price, Cancelled stock options	1.53	3.82	3.09
Weighted-Average Exercise Price, Balance Ending	$ 0.08	$ 1.86	$ 3.45